Allowance for Finance Receivable Losses (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Allowance for Finance Receivable Losses and Net Finance Receivables by Type and by Impairment Method

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2016	2015
Beginning balance	$985,375	$596,963
Provision for credit losses	1,865,362	1,134,518
Loans charged off	(1,638,296)	(746,106)
Ending balance	$1,212,441	$985,375
Basis of Assessment:
Individually	$-	$-
Collectively	$1,212,441	$985,375

OneMain Holdings, Inc. [Member]
Schedule of Changes in the Allowance for Finance Receivable Losses by Finance Receivable Type

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Year Ended December 31, 2016
Balance at beginning of period	$541	$4	$46	$1	$592
Provision for finance receivable losses	909	14	9	-	932
Charge-offs	(846)	(17)	(11)	(1)	(875)
Recoveries	65	3	5	1	74
Other (a)	-	(4)	(30)	-	(34)
Balance at end of period	$669	$-	$19	$1	$689

Year Ended December 31, 2015
Balance at beginning of period	$132	$3	$46	$1	$182
Provision for finance receivable losses	634	67	13	2	716
Charge-offs	(261)	(78)	(18)	(3)	(360)
Recoveries	37	12	5	1	55
Other (b)	(1)	-	-	-	(1)
Balance at end of period	$541	$4	$46	$1	$592

Year Ended December 31, 2014
Balance at beginning of period	$95	$1	$330	$2	$428
Provision for finance receivable losses	205	105	110	3	423
Charge-offs (c)	(193)	(117)	(61)	(5)	(376)
Recoveries (d)	25	14	6	1	46
Other (e)	-	-	(339)	-	(339)
Balance at end of period	$132	$3	$46	$1	$182

Schedule of Allowance for Finance Receivable Losses and Net Finance Receivables by Type and by Impairment Method

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Allowance for finance receivable losses:
Collectively evaluated for impairment	$571	$-	$-	$1	$572
Purchased credit impaired finance receivables	29	-	8	-	37
TDR finance receivables	69	-	11	-	80
Total	$669	$-	$19	$1	$689

Finance receivables:
Collectively evaluated for impairment	$13,072	$-	$76	$11	$13,159
Purchased credit impaired finance receivables	353	-	24	-	377
TDR finance receivables	152	-	44	-	196
Total	$13,577	$-	$144	$11	$13,732

Allowance for finance receivable losses as a percentage of finance receivables	4.93%	-%	13.31%	4.42%	5.01%

December 31, 2015
Allowance for finance receivable losses:
Collectively evaluated for impairment	$524	$-	$-	$1	$525
Purchased credit impaired finance receivables	-	-	12	-	12
TDR finance receivables	17	4	34	-	55
Total	$541	$4	$46	$1	$592

Finance receivables:
Collectively evaluated for impairment	$12,599	$1,340	$387	$23	$14,349
Purchased credit impaired finance receivables	652	350	42	-	1,044
TDR finance receivables	44	13	109	-	166
Total	$13,295	$1,703	$538	$23	$15,559

Allowance for finance receivable losses as a percentage of finance receivables	4.07%	0.25%	8.72%	3.46%	3.81%